Income Taxes - Effective Income Tax Rate Reconciliation from Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective income tax rate reconciliation from continuing operations:
United States federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes	(2.60%)	0.80%	1.50%
Impact of change in tax contingencies	(4.20%)	(7.10%)	3.80%
Foreign income tax rate differences	(8.40%)	(17.60%)	(12.10%)
Impact of change in deferred tax asset valuation allowance	(28.60%)	4.70%	(0.60%)
Domestic permanent differences & tax credits	(57.70%)	(7.10%)	(10.00%)
Effective income tax rate reconciliation from continuing operations	(66.50%)	8.70%	17.60%